Note 3 - Divestiture of Targeted Therapies (Details) - Assets and Liabilities of the Targeted Therapies business disposed (Targeted Therapies [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jul. 13, 2013
Targeted Therapies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	$ 6,631
Inventories	842
Other assets	2,852
Accounts payable and accrued liabilities	(2,721)
Other liabilities	(90)
Net assets	$ 7,514	$ 7,500